JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 98.2%
Aerospace & Defense — 0.7%
Aerojet Rocketdyne Holdings, Inc. (a)	25	1,076
Axon Enterprise, Inc. *	20	3,412
Curtiss-Wright Corp.	13	1,691
Hexcel Corp. * (a)	29	1,728
Triumph Group, Inc. * (a)	15	276

		8,183

Air Freight & Logistics — 0.7%
Atlas Air Worldwide Holdings, Inc. * (a)	4	335
Echo Global Logistics, Inc. *	2	97
Forward Air Corp.	10	830
GXO Logistics, Inc. *	35	2,753
Hub Group, Inc., Class A *	57	3,902

		7,917

Airlines — 0.5%
Hawaiian Holdings, Inc. *	27	589
JetBlue Airways Corp. *	323	4,933

		5,522

Auto Components — 1.7%
Adient plc * (a)	29	1,219
American Axle & Manufacturing Holdings, Inc. *	45	397
Dana, Inc.	105	2,331
Fox Factory Holding Corp. *	7	997
Gentex Corp.	78	2,586
Gentherm, Inc. *	10	842
Goodyear Tire & Rubber Co. (The) *	222	3,922
LCI Industries	8	1,050
Lear Corp.	29	4,600
Patrick Industries, Inc.	9	725

		18,669

Automobiles — 0.4%
Harley-Davidson, Inc.	49	1,779
Thor Industries, Inc.	18	2,227
Winnebago Industries, Inc. (a)	12	898

		4,904

Banks — 8.1%
Ameris Bancorp	22	1,162
Associated Banc-Corp.	116	2,482
Banc of California, Inc.	12	227
BancorpSouth Bank (a)	34	1,017
Bank OZK (a)	40	1,725
BankUnited, Inc.	16	665
Banner Corp.	46	2,558
Berkshire Hills Bancorp, Inc. (a)	48	1,284
Brookline Bancorp, Inc.	23	349
Cadence BanCorp	37	810
Cathay General Bancorp	25	1,028
CIT Group, Inc.	34	1,756
Columbia Banking System, Inc.	20	754
Commerce Bancshares, Inc.	34	2,355
Cullen/Frost Bankers, Inc.	8	937
Customers Bancorp, Inc. *	70	2,994
Dime Community Bancshares, Inc.	15	497
Eagle Bancorp, Inc.	45	2,611
East West Bancorp, Inc.	55	4,300
First BanCorp (Puerto Rico)	75	984
First Commonwealth Financial Corp.	35	470
First Financial Bancorp	13	309
First Horizon Corp.	313	5,102
First Midwest Bancorp, Inc.	117	2,221
FNB Corp.	105	1,214
Fulton Financial Corp.	65	995
Glacier Bancorp, Inc.	7	389
Great Western Bancorp, Inc.	21	701
Hancock Whitney Corp.	68	3,214
Hanmi Financial Corp. (a)	44	884
Hope Bancorp, Inc.	51	739
Independent Bank Group, Inc.	12	831
International Bancshares Corp.	17	716
NBT Bancorp, Inc.	11	391
OFG Bancorp (Puerto Rico)	17	421
Old National Bancorp	54	922
Pacific Premier Bancorp, Inc.	78	3,237
PacWest Bancorp	39	1,782
Pinnacle Financial Partners, Inc. (a)	31	2,883
Prosperity Bancshares, Inc.	30	2,140
Signature Bank	22	5,936
Sterling Bancorp	71	1,760
Synovus Financial Corp.	54	2,349
Texas Capital Bancshares, Inc. *	16	984
Triumph Bancorp, Inc. *	7	721
Trustmark Corp.	20	658
UMB Financial Corp.	12	1,122
Umpqua Holdings Corp.	74	1,495
United Bankshares, Inc.	41	1,473
United Community Banks, Inc.	88	2,888
Valley National Bancorp	210	2,790
Veritex Holdings, Inc.	17	686
Webster Financial Corp.	30	1,628
Wintrust Financial Corp.	39	3,144

		87,690

Beverages — 0.2%
Boston Beer Co., Inc. (The), Class A *	3	1,580
Coca-Cola Consolidated, Inc.	2	591

		2,171

Biotechnology — 2.2%
Arrowhead Pharmaceuticals, Inc. *	50	3,140
Eagle Pharmaceuticals, Inc. *	35	1,947
Emergent BioSolutions, Inc. *	5	235
Exelixis, Inc. *	277	5,854
Myriad Genetics, Inc. *	21	691
Neurocrine Biosciences, Inc. *	33	3,165
REGENXBIO, Inc. *	75	3,123
Spectrum Pharmaceuticals, Inc. * (a)	100	218
United Therapeutics Corp. *	32	5,859

		24,232

Building Products — 2.2%
American Woodmark Corp. *	5	340
Apogee Enterprises, Inc.	9	340
Builders FirstSource, Inc. *	112	5,768
Carlisle Cos., Inc.	19	3,823
Gibraltar Industries, Inc. *	10	669
Griffon Corp. (a)	16	396
Lennox International, Inc.	8	2,370
Owens Corning	33	2,796
Quanex Building Products Corp.	30	634

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Resideo Technologies, Inc. *	127	3,141
UFP Industries, Inc.	51	3,457

		23,734

Capital Markets — 2.2%
Affiliated Managers Group, Inc.	14	2,130
Blucora, Inc. *	40	622
Brightsphere Investment Group, Inc.	43	1,129
Donnelley Financial Solutions, Inc. *	16	537
Evercore, Inc., Class A	14	1,811
FactSet Research Systems, Inc.	12	4,738
Federated Hermes, Inc.	32	1,027
Jefferies Financial Group, Inc.	126	4,671
Piper Sandler Cos.	5	692
SEI Investments Co.	4	263
Stifel Financial Corp. (a)	49	3,363
Virtus Investment Partners, Inc.	10	3,196

		24,179

Chemicals — 2.5%
Ashland Global Holdings, Inc.	37	3,297
Avient Corp.	73	3,379
Cabot Corp.	27	1,371
Ferro Corp. *	24	486
FutureFuel Corp.	40	285
Hawkins, Inc.	6	209
HB Fuller Co.	50	3,241
Ingevity Corp. *	50	3,583
Koppers Holdings, Inc. *	28	867
Minerals Technologies, Inc.	17	1,218
RPM International, Inc.	47	3,642
Scotts Miracle-Gro Co. (The)	13	1,961
Sensient Technologies Corp.	14	1,239
Trinseo SA	23	1,236
Valvoline, Inc.	62	1,936

		27,950

Commercial Services & Supplies — 1.4%
ABM Industries, Inc.	12	557
Brady Corp., Class A	17	882
Brink’s Co. (The) (a)	17	1,057
Clean Harbors, Inc. *	38	3,947
Deluxe Corp.	15	524
Herman Miller, Inc.	27	1,012
IAA, Inc. *	43	2,341
Interface, Inc.	21	312
KAR Auction Services, Inc. * (a)	41	669
Matthews International Corp., Class A	11	368
Pitney Bowes, Inc.	49	351
Stericycle, Inc. *	8	537
Tetra Tech, Inc.	17	2,565
Viad Corp. *	6	291

		15,413

Communications Equipment — 0.5%
ADTRAN, Inc.	18	332
Ciena Corp. *	48	2,465
Comtech Telecommunications Corp.	10	259
Digi International, Inc. *	11	227
Extreme Networks, Inc. *	38	374
Lumentum Holdings, Inc. *	7	601
Viavi Solutions, Inc. *	71	1,124

		5,382

Construction & Engineering — 1.7%
AECOM *	88	5,575
Arcosa, Inc.	17	858
Comfort Systems USA, Inc.	32	2,263
EMCOR Group, Inc.	38	4,426
MasTec, Inc. *	36	3,115
Matrix Service Co. *	15	155
MYR Group, Inc. *	5	507
Valmont Industries, Inc.	7	1,622

		18,521

Construction Materials — 0.1%
Eagle Materials, Inc.	10	1,312

Consumer Finance — 0.8%
Encore Capital Group, Inc. * (a)	10	512
Enova International, Inc. *	11	390
EZCORP, Inc., Class A * (a)	29	217
FirstCash, Inc.	14	1,199
Green Dot Corp., Class A *	16	825
LendingTree, Inc. *	2	308
Navient Corp.	78	1,543
PROG Holdings, Inc. (a)	22	913
SLM Corp.	140	2,461

		8,368

Containers & Packaging — 0.6%
AptarGroup, Inc.	7	871
Greif, Inc., Class A	27	1,731
O-I Glass, Inc. *	48	684
Silgan Holdings, Inc.	51	1,941
Sonoco Products Co.	31	1,865

		7,092

Diversified Consumer Services — 0.4%
Adtalem Global Education, Inc. *	17	624
American Public Education, Inc. * (a)	26	668
Graham Holdings Co., Class B	2	1,061
Grand Canyon Education, Inc. * (a)	6	528
Service Corp. International	15	916
Strategic Education, Inc. (a)	9	606
WW International, Inc. *	17	314

		4,717

Diversified Telecommunication Services — 0.3%
ATN International, Inc.	3	150
Cogent Communications Holdings, Inc.	13	935
Consolidated Communications Holdings, Inc. *	262	2,405

		3,490

Electric Utilities — 1.0%
Hawaiian Electric Industries, Inc.	96	3,932
IDACORP, Inc.	40	4,091
OGE Energy Corp. (a)	79	2,588

		10,611

Electrical Equipment — 2.0%
Acuity Brands, Inc.	13	2,219
AZZ, Inc.	8	426
Encore Wire Corp.	23	2,219
EnerSys	15	1,103
Hubbell, Inc.	18	3,249
nVent Electric plc	142	4,601
Powell Industries, Inc.	35	862
Regal Beloit Corp.	34	5,179

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Sunrun, Inc. * (a)	49	2,138

		21,996

Electronic Equipment, Instruments & Components — 3.8%
Advanced Energy Industries, Inc.	13	1,184
Arrow Electronics, Inc. *	46	5,159
Avnet, Inc.	94	3,473
Belden, Inc.	3	188
Benchmark Electronics, Inc.	12	323
Cognex Corp.	44	3,562
Coherent, Inc. *	7	1,824
Fabrinet (Thailand) *	41	4,152
Insight Enterprises, Inc. *	22	1,991
Itron, Inc. *	13	1,006
Jabil, Inc.	86	5,026
Littelfuse, Inc.	7	1,860
OSI Systems, Inc. *	6	531
Sanmina Corp. * (a)	86	3,314
SYNNEX Corp.	41	4,289
TTM Technologies, Inc. *	28	351
Vishay Intertechnology, Inc. (a)	86	1,737
Vontier Corp.	54	1,808

		41,778

Energy Equipment & Services — 0.5%
Bristow Group, Inc. *	9	294
ChampionX Corp. *	116	2,596
Helmerich & Payne, Inc.	22	603
Nabors Industries Ltd. *	2	164
Oceaneering International, Inc. *	35	460
Oil States International, Inc. * (a)	21	131
Patterson-UTI Energy, Inc.	71	643
ProPetro Holding Corp. *	24	209

		5,100

Entertainment — 0.1%
Cinemark Holdings, Inc. * (a)	35	670
Marcus Corp. (The) * (a)	10	171

		841

Equity Real Estate Investment Trusts (REITs) — 8.2%
Acadia Realty Trust	20	404
Agree Realty Corp.	18	1,205
Alexander & Baldwin, Inc.	56	1,320
American Assets Trust, Inc.	15	573
American Campus Communities, Inc.	11	516
Armada Hoffler Properties, Inc.	18	235
Brixmor Property Group, Inc.	140	3,104
Camden Property Trust	46	6,793
CareTrust REIT, Inc.	29	587
Centerspace	10	926
Chatham Lodging Trust *	15	180
Community Healthcare Trust, Inc.	7	316
CoreSite Realty Corp.	3	346
Corporate Office Properties Trust	113	3,055
Cousins Properties, Inc.	92	3,444
CyrusOne, Inc.	33	2,562
DiamondRock Hospitality Co. *	62	589
Douglas Emmett, Inc.	22	695
EastGroup Properties, Inc.	3	467
EPR Properties (a)	10	509
Essential Properties Realty Trust, Inc. (a)	39	1,086
First Industrial Realty Trust, Inc.	73	3,807
Four Corners Property Trust, Inc.	43	1,158
Getty Realty Corp.	5	157
Global Net Lease, Inc.	91	1,451
Healthcare Realty Trust, Inc.	42	1,251
Highwoods Properties, Inc.	83	3,619
Hudson Pacific Properties, Inc. (a)	70	1,849
Independence Realty Trust, Inc.	28	562
Innovative Industrial Properties, Inc. (a)	10	2,289
JBG SMITH Properties	36	1,063
Kilroy Realty Corp. (a)	35	2,314
Kite Realty Group Trust	56	1,145
Life Storage, Inc.	40	4,533
Medical Properties Trust, Inc.	180	3,613
National Retail Properties, Inc.	26	1,106
National Storage Affiliates Trust	57	2,988
NexPoint Residential Trust, Inc.	17	1,049
Omega Healthcare Investors, Inc.	23	686
Park Hotels & Resorts, Inc. *	156	2,988
Physicians Realty Trust	41	722
PotlatchDeltic Corp.	42	2,169
Rayonier, Inc.	13	453
Retail Opportunity Investments Corp.	71	1,237
Rexford Industrial Realty, Inc.	44	2,514
RPT Realty	31	397
Sabra Health Care REIT, Inc.	154	2,265
Saul Centers, Inc.	4	162
Service Properties Trust	55	614
SITE Centers Corp.	99	1,532
Spirit Realty Capital, Inc.	72	3,310
STORE Capital Corp.	61	1,954
Summit Hotel Properties, Inc. *	39	375
Uniti Group, Inc.	78	969
Urban Edge Properties	71	1,296
Urstadt Biddle Properties, Inc., Class A	40	752
Xenia Hotels & Resorts, Inc. *	99	1,760

		89,021

Food & Staples Retailing — 0.6%
Andersons, Inc. (The)	31	953
BJ’s Wholesale Club Holdings, Inc. * (a)	39	2,164
SpartanNash Co. (a)	12	264
Sprouts Farmers Market, Inc. *	120	2,784
United Natural Foods, Inc. *	19	935

		7,100

Food Products — 1.7%
Cal-Maine Foods, Inc.	10	344
Darling Ingredients, Inc. *	53	3,840
Flowers Foods, Inc.	82	1,928
Hain Celestial Group, Inc. (The) * (a)	26	1,125
Ingredion, Inc.	38	3,379
J&J Snack Foods Corp.	2	290
John B Sanfilippo & Son, Inc.	3	278
Pilgrim’s Pride Corp. *	61	1,771
Post Holdings, Inc. *	20	2,236
Sanderson Farms, Inc.	7	1,242
Seneca Foods Corp., Class A *	9	456
Simply Good Foods Co. (The) *	27	921
TreeHouse Foods, Inc. *	33	1,328

		19,138

Gas Utilities — 0.5%
New Jersey Resources Corp.	30	1,028

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
UGI Corp.	113	4,827

		5,855

Health Care Equipment & Supplies — 2.8%
Avanos Medical, Inc. * (a)	15	452
CONMED Corp.	8	1,060
Cutera, Inc. * (a)	5	242
Envista Holdings Corp. *	114	4,783
Globus Medical, Inc., Class A *	25	1,893
Haemonetics Corp. *	15	1,087
Heska Corp. *	2	388
Hill-Rom Holdings, Inc.	39	5,789
Inogen, Inc. * (a)	7	302
Integer Holdings Corp. *	10	920
Integra LifeSciences Holdings Corp. * (a)	23	1,554
Lantheus Holdings, Inc. *	89	2,286
LivaNova plc * (a)	14	1,109
Masimo Corp. *	3	866
Meridian Bioscience, Inc. *	19	360
Merit Medical Systems, Inc. *	16	1,163
Natus Medical, Inc. *	11	286
Neogen Corp. *	4	165
NuVasive, Inc. * (a)	56	3,340
Orthofix Medical, Inc. *	16	598
Penumbra, Inc. * (a)	8	2,132
Varex Imaging Corp. * (a)	13	367

		31,142

Health Care Providers & Services — 3.9%
Acadia Healthcare Co., Inc. *	28	1,799
Addus HomeCare Corp. *	5	383
Amedisys, Inc. *	12	1,744
AMN Healthcare Services, Inc. *	42	4,769
Chemed Corp.	5	2,419
Covetrus, Inc. *	30	537
Cross Country Healthcare, Inc. *	13	280
Encompass Health Corp.	30	2,281
Ensign Group, Inc. (The)	16	1,221
HealthEquity, Inc. *	22	1,412
LHC Group, Inc. *	11	1,663
Magellan Health, Inc. *	12	1,141
MEDNAX, Inc. *	31	895
ModivCare, Inc. *	15	2,652
Molina Healthcare, Inc. *	24	6,509
Owens & Minor, Inc. (a)	56	1,740
R1 RCM, Inc. *	37	819
RadNet, Inc. *	14	404
Select Medical Holdings Corp.	96	3,472
Tenet Healthcare Corp. * (a)	74	4,883
Tivity Health, Inc. * (a)	75	1,732

		42,755

Health Care Technology — 0.5%
Allscripts Healthcare Solutions, Inc. *	62	834
HealthStream, Inc. *	10	272
NextGen Healthcare, Inc. *	181	2,548
Omnicell, Inc. *	13	1,989

		5,643

Hotels, Restaurants & Leisure — 2.0%
BJ’s Restaurants, Inc. * (a)	8	322
Bloomin’ Brands, Inc. *	24	610
Boyd Gaming Corp. *	27	1,702
Cheesecake Factory, Inc. (The) *	18	823
Churchill Downs, Inc.	3	792
Cracker Barrel Old Country Store, Inc.	5	731
Dave & Buster’s Entertainment, Inc. *	16	629
Dine Brands Global, Inc. *	23	1,876
Jack in the Box, Inc. (a)	8	798
Marriott Vacations Worldwide Corp.	13	2,076
Papa John’s International, Inc.	8	1,016
Ruth’s Hospitality Group, Inc. *	7	151
Scientific Games Corp. *	20	1,661
Six Flags Entertainment Corp. *	57	2,426
Texas Roadhouse, Inc.	19	1,749
Travel + Leisure Co.	38	2,045
Wendy’s Co. (The)	42	900
Wyndham Hotels & Resorts, Inc.	22	1,698

		22,005

Household Durables — 1.5%
Cavco Industries, Inc. *	3	639
Helen of Troy Ltd. * (a)	8	1,794
iRobot Corp. * (a)	9	722
KB Home	29	1,140
La-Z-Boy, Inc.	15	477
M/I Homes, Inc. *	9	497
Meritage Homes Corp. *	12	1,164
Taylor Morrison Home Corp. *	42	1,070
Tempur Sealy International, Inc.	62	2,887
Toll Brothers, Inc.	37	2,024
Tri Pointe Homes, Inc. *	166	3,486
Universal Electronics, Inc. *	9	438

		16,338

Household Products — 0.5%
Central Garden & Pet Co. * (a)	33	1,589
Central Garden & Pet Co., Class A *	67	2,872
Energizer Holdings, Inc.	21	832

		5,293

Insurance — 3.3%
Alleghany Corp. *	8	4,722
American Equity Investment Life Holding Co.	43	1,283
American Financial Group, Inc.	29	3,683
Assured Guaranty Ltd.	38	1,793
Brighthouse Financial, Inc. *	5	204
CNO Financial Group, Inc.	40	944
eHealth, Inc. *	8	328
First American Financial Corp.	61	4,077
Hanover Insurance Group, Inc. (The)	12	1,546
James River Group Holdings Ltd.	11	396
Kemper Corp.	20	1,349
Kinsale Capital Group, Inc.	4	582
Old Republic International Corp.	139	3,210
Primerica, Inc.	20	2,996
Reinsurance Group of America, Inc.	26	2,871
RenaissanceRe Holdings Ltd. (Bermuda)	16	2,258
Selective Insurance Group, Inc.	19	1,434
Stewart Information Services Corp.	37	2,328

		36,004

Interactive Media & Services — 0.6%
QuinStreet, Inc. *	43	755
TripAdvisor, Inc. *	85	2,877
Yelp, Inc. *	90	3,363

		6,995

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Internet & Direct Marketing Retail — 0.3%
Stamps.com, Inc. * (a)	9	2,935

IT Services — 1.7%
Alliance Data Systems Corp.	17	1,685
BM Technologies, Inc. * (a)	16	141
Concentrix Corp. *	17	2,956
EVERTEC, Inc. (Puerto Rico)	19	873
ExlService Holdings, Inc. *	11	1,399
Maximus, Inc.	21	1,747
Perficient, Inc. *	11	1,296
Sabre Corp. * (a)	114	1,349
TTEC Holdings, Inc.	23	2,132
Unisys Corp. *	39	984
WEX, Inc. *	21	3,770

		18,332

Leisure Products — 0.8%
Brunswick Corp.	29	2,743
Mattel, Inc. *	109	2,014
Polaris, Inc.	18	2,211
YETI Holdings, Inc. * (a)	22	1,894

		8,862

Life Sciences Tools & Services — 1.3%
Bio-Techne Corp.	13	6,058
ICON plc (Ireland) *	9	2,237
Medpace Holdings, Inc. *	9	1,628
Repligen Corp. *	6	1,676
Syneos Health, Inc. *	29	2,519

		14,118

Machinery — 4.7%
AGCO Corp.	40	4,915
Alamo Group, Inc.	3	419
Albany International Corp., Class A (a)	4	277
Barnes Group, Inc.	16	660
Chart Industries, Inc. *	18	3,497
Colfax Corp. * (a)	65	2,961
Crane Co.	49	4,627
Federal Signal Corp.	19	723
Flowserve Corp.	42	1,467
Graco, Inc.	8	532
Hillenbrand, Inc.	34	1,450
ITT, Inc.	45	3,881
John Bean Technologies Corp.	11	1,546
Lincoln Electric Holdings, Inc.	5	683
Lydall, Inc. *	7	435
Meritor, Inc. *	25	533
Middleby Corp. (The) *	7	1,211
Mueller Industries, Inc.	19	773
Nordson Corp.	12	2,953
Oshkosh Corp.	40	4,043
SPX Corp. *	16	855
SPX FLOW, Inc.	30	2,163
Standex International Corp.	4	415
Terex Corp.	85	3,586
Timken Co. (The)	31	2,019
Toro Co. (The)	9	906
Wabash National Corp. (a)	66	1,000
Watts Water Technologies, Inc., Class A	15	2,589
Woodward, Inc.	5	611

		51,730

Marine — 0.1%
Kirby Corp. *	17	791

Media — 0.9%
AMC Networks, Inc., Class A *	10	466
Cable One, Inc. (a)	2	3,082
EW Scripps Co. (The), Class A	19	341
Gannett Co., Inc. *	43	287
John Wiley & Sons, Inc., Class A (a)	14	715
Meredith Corp. *	13	749
New York Times Co. (The), Class A	13	636
TEGNA, Inc.	205	4,041

		10,317

Metals & Mining — 2.1%
Allegheny Technologies, Inc. *	62	1,024
Arconic Corp. *	52	1,631
Century Aluminum Co. * (a)	13	180
Cleveland-Cliffs, Inc. * (a)	224	4,436
Commercial Metals Co.	16	489
Haynes International, Inc.	18	656
Kaiser Aluminum Corp.	9	1,031
Materion Corp.	15	1,002
Reliance Steel & Aluminum Co.	27	3,787
Royal Gold, Inc.	5	516
Steel Dynamics, Inc.	91	5,301
SunCoke Energy, Inc.	176	1,105
United States Steel Corp.	43	951
Warrior Met Coal, Inc.	17	391
Worthington Industries, Inc.	11	569

		23,069

Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Apollo Commercial Real Estate Finance, Inc.	20	298
Ellington Financial, Inc.	41	748
Granite Point Mortgage Trust, Inc.	17	217
KKR Real Estate Finance Trust, Inc. (a)	55	1,154
PennyMac Mortgage Investment Trust	62	1,221
Ready Capital Corp.	56	808
Redwood Trust, Inc.	222	2,862

		7,308

Multiline Retail — 0.9%
Big Lots, Inc.	14	585
Kohl’s Corp.	78	3,654
Macy’s, Inc.	176	3,971
Nordstrom, Inc. * (a)	34	910
Ollie’s Bargain Outlet Holdings, Inc. * (a)	11	681

		9,801

Multi-Utilities — 0.6%
Black Hills Corp.	14	879
MDU Resources Group, Inc.	142	4,204
NorthWestern Corp.	23	1,297

		6,380

Oil, Gas & Consumable Fuels — 2.3%
Antero Midstream Corp.	91	943
Callon Petroleum Co. * (a)	5	236
Cimarex Energy Co.	59	5,153
CNX Resources Corp. * (a)	66	832
EQT Corp. *	92	1,882
Green Plains, Inc. *	52	1,688
HollyFrontier Corp.	59	1,945

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Matador Resources Co.	35	1,316
Murphy Oil Corp.	61	1,528
PDC Energy, Inc.	33	1,584
Range Resources Corp. * (a)	78	1,761
Renewable Energy Group, Inc. *	15	768
REX American Resources Corp. *	2	160
SM Energy Co.	27	710
Southwestern Energy Co. *	210	1,161
Targa Resources Corp.	74	3,617
World Fuel Services Corp.	15	517

		25,801

Paper & Forest Products — 0.5%
Glatfelter Corp.	15	212
Louisiana-Pacific Corp.	59	3,639
Mercer International, Inc. (Germany)	16	184
Neenah, Inc.	15	681
Schweitzer-Mauduit International, Inc.	11	379

		5,095

Personal Products — 0.3%
Coty, Inc., Class A *	94	736
Edgewell Personal Care Co. (a)	19	675
elf Beauty, Inc. *	12	352
Medifast, Inc.	4	836
Nu Skin Enterprises, Inc., Class A	19	769
USANA Health Sciences, Inc. * (a)	4	341

		3,709

Pharmaceuticals — 0.8%
Innoviva, Inc. * (a)	197	3,284
Jazz Pharmaceuticals plc *	27	3,515
Lannett Co., Inc. * (a)	306	917
Prestige Consumer Healthcare, Inc. *	19	1,038
Supernus Pharmaceuticals, Inc. *	16	419

		9,173

Professional Services — 2.0%
ASGN, Inc. *	18	2,082
CACI International, Inc., Class A *	15	3,908
FTI Consulting, Inc. *	11	1,532
Heidrick & Struggles International, Inc.	40	1,799
Insperity, Inc.	11	1,174
KBR, Inc.	44	1,730
Kelly Services, Inc., Class A	13	245
Korn Ferry	44	3,213
ManpowerGroup, Inc.	38	4,167
Resources Connection, Inc.	38	594
Science Applications International Corp.	16	1,385
TrueBlue, Inc. *	20	540

		22,369

Real Estate Management & Development — 0.6%
Jones Lang LaSalle, Inc. *	21	5,108
RE/MAX Holdings, Inc., Class A	7	221
Realogy Holdings Corp. *	98	1,726

		7,055

Road & Rail — 1.2%
ArcBest Corp.	20	1,652
Avis Budget Group, Inc. *	15	1,783
Landstar System, Inc.	23	3,704
Saia, Inc. *	15	3,475
XPO Logistics, Inc. *	35	2,793

		13,407

Semiconductors & Semiconductor Equipment — 3.3%
Axcelis Technologies, Inc. *	12	546
Cirrus Logic, Inc. * (a)	20	1,609
CMC Materials, Inc.	1	129
Cohu, Inc. *	13	428
Cree, Inc. *	21	1,728
Diodes, Inc. *	13	1,178
First Solar, Inc. *	51	4,896
FormFactor, Inc. *	28	1,045
Ichor Holdings Ltd. *	43	1,767
Kulicke & Soffa Industries, Inc. (Singapore)	75	4,355
MKS Instruments, Inc.	17	2,622
Photronics, Inc. *	19	259
Power Integrations, Inc. (a)	19	1,861
Rambus, Inc. *	37	815
Semtech Corp. *	22	1,715
SMART Global Holdings, Inc. *	35	1,553
SolarEdge Technologies, Inc. *	16	4,297
Synaptics, Inc. *	11	1,995
Ultra Clean Holdings, Inc. *	26	1,096
Universal Display Corp.	14	2,325
Veeco Instruments, Inc. * (a)	2	48

		36,267

Software — 3.8%
ACI Worldwide, Inc. *	35	1,076
Alarm.com Holdings, Inc. *	7	540
Aspen Technology, Inc. *	22	2,714
Blackbaud, Inc. * (a)	15	1,083
Bottomline Technologies DE, Inc. *	11	448
CDK Global, Inc.	90	3,824
Ceridian HCM Holding, Inc. *	41	4,594
CommVault Systems, Inc. *	16	1,220
Ebix, Inc. (a)	89	2,397
Fair Isaac Corp. *	9	3,723
InterDigital, Inc.	10	705
J2 Global, Inc. *	16	2,145
Manhattan Associates, Inc. *	21	3,244
NCR Corp. *	66	2,574
Paylocity Holding Corp. *	12	3,253
Progress Software Corp.	10	491
Qualys, Inc. *	11	1,169
SPS Commerce, Inc. *	10	1,629
Teradata Corp. *	34	1,933
Vonage Holdings Corp. * (a)	82	1,323
Xperi Holding Corp.	120	2,265

		42,350

Specialty Retail — 3.7%
Aaron’s Co., Inc. (The)	11	299
Abercrombie & Fitch Co., Class A *	19	722
American Eagle Outfitters, Inc. (a)	68	1,760
Asbury Automotive Group, Inc. * (a)	6	1,259
AutoNation, Inc. * (a)	40	4,822
Bed Bath & Beyond, Inc. *	35	610
Boot Barn Holdings, Inc. *	9	835
Caleres, Inc.	15	342
Cato Corp. (The), Class A (a)	7	108
Chico’s FAS, Inc. *	35	155
Children’s Place, Inc. (The) * (a)	5	364
Conn’s, Inc. *	4	98

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Designer Brands, Inc., Class A *	22	311
Dick’s Sporting Goods, Inc. (a)	22	2,589
Five Below, Inc. *	6	990
Foot Locker, Inc.	37	1,694
GameStop Corp., Class A * (a)	18	3,088
Genesco, Inc. *	5	289
Group 1 Automotive, Inc.	6	1,052
Guess?, Inc. (a)	16	330
Haverty Furniture Cos., Inc. (a)	5	180
Hibbett, Inc.	5	368
Lithia Motors, Inc., Class A	9	2,695
ODP Corp. (The) *	18	714
Rent-A-Center, Inc.	38	2,158
RH * (a)	5	3,268
Sally Beauty Holdings, Inc. * (a)	70	1,173
Shoe Carnival, Inc.	6	201
Signet Jewelers Ltd. (a)	19	1,484
Sleep Number Corp. * (a)	7	692
Urban Outfitters, Inc. *	23	671
Williams-Sonoma, Inc. (a)	27	4,806
Zumiez, Inc. *	27	1,089

		41,216

Technology Hardware, Storage & Peripherals — 0.2%
3D Systems Corp. *	23	620
Diebold Nixdorf, Inc. *	28	286
Xerox Holdings Corp.	70	1,410

		2,316

Textiles, Apparel & Luxury Goods — 1.5%
Capri Holdings Ltd. *	51	2,459
Carter’s, Inc.	11	1,031
Columbia Sportswear Co.	3	278
Crocs, Inc. *	21	2,984
Deckers Outdoor Corp. *	9	3,350
G-III Apparel Group Ltd. *	14	393
Kontoor Brands, Inc.	18	909
Oxford Industries, Inc.	5	442
Skechers U.S.A., Inc., Class A *	58	2,432
Steven Madden Ltd.	26	1,062
Unifi, Inc. *	7	156
Vera Bradley, Inc. *	9	86
Wolverine World Wide, Inc.	27	791

		16,373

Thrifts & Mortgage Finance — 1.4%
Axos Financial, Inc. *	17	850
Essent Group Ltd.	46	2,029
Flagstar Bancorp, Inc.	16	823
HomeStreet, Inc.	9	350
Meta Financial Group, Inc.	11	562
MGIC Investment Corp.	106	1,580
Mr. Cooper Group, Inc. *	23	955
New York Community Bancorp, Inc.	149	1,923
NMI Holdings, Inc., Class A *	49	1,115
Northfield Bancorp, Inc.	15	256
Northwest Bancshares, Inc.	167	2,211
Provident Financial Services, Inc.	21	495
TrustCo Bank Corp. (a)	27	871
Walker & Dunlop, Inc.	9	1,022
WSFS Financial Corp.	16	831

		15,873

Tobacco — 0.0% (b)
Vector Group Ltd. (a)	39	500

Trading Companies & Distributors — 1.0%
Applied Industrial Technologies, Inc.	13	1,154
Boise Cascade Co.	15	788
DXP Enterprises, Inc. *	4	124
GMS, Inc. *	72	3,158
MSC Industrial Direct Co., Inc., Class A	15	1,203
NOW, Inc. *	106	809
Univar Solutions, Inc. *	75	1,777
Veritiv Corp. *	19	1,704
Watsco, Inc.	2	608

		11,325

Water Utilities — 0.5%
American States Water Co.	12	996
California Water Service Group	15	908
Essential Utilities, Inc.	87	3,985

		5,889

Wireless Telecommunication Services — 0.3%
Shenandoah Telecommunications Co.	16	496
Spok Holdings, Inc.	93	955
Telephone and Data Systems, Inc.	68	1,316

		2,767

TOTAL COMMON STOCKS (Cost $706,957)		1,082,189

SHORT-TERM INVESTMENTS — 6.3%
INVESTMENT COMPANIES — 1.9%
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (c) (d) (Cost $21,430)	21,425	21,435

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 4.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (c) (d)	43,005	43,006
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (c) (d)	4,795	4,795

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $47,801)		47,801

TOTAL SHORT-TERM INVESTMENTS (Cost $69,231)		69,236

Total Investments — 104.5% (Cost $776,188)		1,151,425
Liabilities in Excess of Other Assets — (4.5)%		(50,107)

Net Assets — 100.0%		1,101,318

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at September 30, 2021. The total value of securities on loan at September 30, 2021 is $45,395.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of September 30, 2021.
*	Non-income producing security.

Futures contracts outstanding as of September 30, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	33	12/2021	USD	3,634	(71)
S&P Midcap 400 E-Mini Index	44	12/2021	USD	11,595	(310)

					(381)

Abbreviations

USD	United States Dollar

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,151,425	$—	$—	$1,151,425

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(381)	$—	$—	$(381)

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

	For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at September 30, 2021	Shares at September 30, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$35,626	$20,054	$34,245	$—	$—	(c)	$21,435	21,425	$4		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	58,006	61,000	76,000	(4)	4		43,006	43,005	9		—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	4,937	30,828	30,970	—	—		4,795	4,795	—	(c)	—

Total	$98,569	$111,882	$141,215	$(4)	$4		$69,236		$13		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.
(c)	Amount rounds to less than one thousand.